FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost	$ 102	$ 105
Current financial assets at amortized cost	8	5
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost	101	100
Other Non Current [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost	1	5
Other Current [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost	$ 8	$ 5